UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           Form 13F
                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [X]; Amendment Number: __1___
This Amendment (Check only one.):    [X] is a restatement.
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Elm Ridge Capital Management, LLC
Address:   747 Third Avenue
           3rd Floor
           New York, NY 10017

Form l3F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone: (212) 821-1485

Signature, Place, and Date of Signing:

Christopher Conneely  New York, NY       March 7, 2002


Report Type (Check only one.):

[ X ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  I3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
       manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

FORM l3F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              NONE

Form l3F Information Table Entry Total:         34

Form 13F Information Table Value Total:         $186,748
                                                (Thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                 FORM 13F INFORMATION TABLE

NAME              TITLE               VALUE    SHS/     SH/ PUT/  INVSTMNT OTHER VOTING AUTHORITY
OF ISSUER         OF CLASS CUSIP     (X $1000) PRIN AMT PRN CALL  DSCRETN  MGRS  SOLE   SHARED NONE
----------------  -------- --------  --------  -------- --- ----  -------- ----- ------ ------ ----
AETNA INC         Com      00817Y108 11517     349100   SH        SOLE     NONE  349100   0    0
ARVINMERITOR INC  Com      043353101  2810     143100   SH        SOLE     NONE  143100   0    0
ASM INTERNATIONAL Spon ADR N07045102  2175     111500   SH        SOLE     NONE  111500   0    0
BOISE CASCADE     Com      097383103  7142     210000   SH        SOLE     NONE  210000   0    0
BRUNSWICK CORP    Com      117043109  8254     379300   SH        SOLE     NONE  379300   0    0
CITIGROUP INC     Com      172967101  2221      44000   SH        SOLE     NONE   44000   0    0
COMMSCOPE INC     Com      203372107  4152     195200   SH        SOLE     NONE  195200   0    0
COMPUTER ASSOC    Com      204912109  5205     150900   SH        SOLE     NONE  150900   0    0
CRYPTOLOGIC INC   Com      228906103   266      15000   SH        SOLE     NONE   15000   0    0
DRS TECHNOLOGIES  Com      23330X100  1248      35000   SH        SOLE     NONE   35000   0    0
FMC CORPORATION   Com      302491303  9722     163400   SH        SOLE     NONE   63400   0    0
GLOBALSANTAFE     Com      G3930E101  2628      92139   SH        SOLE     NONE   92139   0    0
HEALTH NET INC	  Com      42222G108  8684     398700   SH        SOLE     NONE   98700   0    0
INAMED CORP	  Com      453235103 11240     373800   SH        SOLE     NONE   73800   0    0
J P MORGAN CHASE  Com      46625H100   545      15000   SH        SOLE     NONE   15000   0    0
KELLWOOD CO       Com      488044108 10934     455400   SH        SOLE     NONE   55400   0    0
LEAR CORP         Com      521865105  3932     103100   SH        SOLE     NONE   03100   0    0
MAGELLAN HEALTH   Com      559079108  4784     753400   SH        SOLE     NONE  753400   0    0
MAXTOR CORP 	  Com      577729205  6240     984200   SH        SOLE     NONE  984200   0    0
METRIS COMPANIES  Com      591598107  3445     134000   SH        SOLE     NONE  134000   0    0
MOORE LTD	  Com      615785102  9715    1022600   SH        SOLE     NONE 1022600   0    0
MSC.SOFTWARE      Com      553531104  2874     184200   SH        SOLE     NONE  184200   0    0
NETOPIA INC	  Com      64114K104  2577     464400   SH        SOLE     NONE  464400   0    0
PACKAGING CORP    Com      695156109  5703     314200   SH        SOLE     NONE  314200   0    0
PAYLESS SHOES     Com      704379106  4228      75300   SH        SOLE     NONE   75300   0    0
PLUM CREEK TIMBER Com      729251108  4560     160840   SH        SOLE     NONE   60840   0    0
POPE & TALBOT     Com      32827100   3102     217700   SH        SOLE     NONE  217700   0    0
PRINCIPAL FIN     Com      74251V102  1800      75000   SH        SOLE     NONE   75000   0    0
QUANTUM CORP      Com      747906204  5489     557300   SH        SOLE     NONE  557300   0    0
SAPPI LTD         Spon ADR 803069202  9927     968500   SH        SOLE     NONE  968500   0    0
SOVEREIGN BANCORP Com      845905108  6557     535700   SH        SOLE     NONE  535700   0    0
STAGE STORES INC  Com      85254C305  3169     137800   SH        SOLE     NONE  137800   0    0
UNIVERSAL CORP    Com      913456109 10093     277200   SH        SOLE     NONE  277200   0    0
USX-MARATHON GRP  Com      902905827  9810     327000   SH        SOLE     NONE  327000   0    0